UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle St., Suite 645,

Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Paul F. Leone

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100,

Denver, Colorado 80203

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700,

Columbus, Ohio, 43215

Registrant’s telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1. Proxy Voting Record.

RiverNorth Core Opportunity Fund

Company Name	Ticker	CUSIP	Meeting Date	Prop #	Proposal	Vote	Proposed By	Vs. Mngmt	Notes
ALLIANCEBERNSTEIN INCOME FD	ACG	01881E101	3/29/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
APOLLO COMMERCIAL REAL ESTATE FINANCE	ARI	03762U105	5/4/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
APOLLO COMMERCIAL REAL ESTATE FINANCE	ARI	03762U105	5/4/2012	2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,2012.	Split	Mgmt	With/Against	Mirror Vote
APOLLO COMMERCIAL REAL ESTATE FINANCE	ARI	03762U105	5/4/2012	3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE 2012 PROXY STATEMENT.	Split	Mgmt	With/Against	Mirror Vote
BLACKROCK PREFERRED & EQUITY ADVANTAGE	BTZ	092508100	7/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BLACKROCK PREFERRED OPPORTUNITY TRUST	BPP	09249V103	7/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BOULDER GROWTH & INCOME FUND, INC.	BIF	101507101	4/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BOULDER TOTAL RETURN FUND, INC.	BTF	101541100	4/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BR PREFERRED INCOME STRATEGIES FUND	PSY	09255H105	7/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
CALAMOS CONV & HIGH INCOME FUND	CHY	12811P108	6/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
CALAMOS STRATEGIC TOTAL RETURN FUND	CSQ	128125101	6/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
CLOUGH GLOBAL OPPORTUNITIES FUND	GLO	18914E106	7/15/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
CLOUGH GLOBAL EQUITY FUND	GLQ	18914C100	7/15/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
COLONY FINANCIAL INC	CLNY	19624R106	5/2/2012	1	ELECTION OF DIRECTORS	For	Mgmt	With
COLONY FINANCIAL INC	CLNY	19624R106	5/2/2012	2	APPROVAL OF AN ADVISORY PROPOSAL REGARDING THE COMPENSATION PAID TO COLONY FINANCIAL’S NAMED EXECUTIVE OFFICERS (THE “SAY ON PAY” PROPOSAL).	For	Mgmt	With
COLONY FINANCIAL INC	CLNY	19624R106	5/2/2012	3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Mgmt	With
EATON VANCE FLOATING-RATE INCOME TRUST	EFT	278279104	3/23/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE FUNDS	ETV	27828Y108	4/20/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE RISK-MGD DIV EQTY INCM FD	ETJ	27829G106	4/20/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE TAX-MANAGED GLOBAL	ETW	27829C105	4/20/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EV TAX-MANAGED DIVERSIFIED EQUITY INCOME	ETY	27828N102	8/26/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE TAX-MANGD GLB DIV EQ INC FD	EXG	27829F108	8/26/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GABELLI DIVIDEND & INCOME TRUST	GDV	36242H104	5/14/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GENERAL AMERICAN INVESTORS COMPANY, INC.	GAM	368802104	4/11/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GENERAL AMERICAN INVESTORS COMPANY, INC.	GAM	368802104	4/11/2012	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS AUDITORS.	Split	Mgmt	With/Against	Mirror Vote
GENERAL AMERICAN INVESTORS COMPANY, INC.	GAMPRB	368802401	4/11/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GENERAL AMERICAN INVESTORS COMPANY, INC.	GAMPRB	368802401	4/11/2012	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS AUDITORS.	Split	Mgmt	With/Against	Mirror Vote
H&Q LIFE SCIENCES INVESTORS	HQL	404053100	7/8/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
H&Q LIFE SCIENCES INVESTORS	HQL	404053100	7/8/2011	2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE FUND FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2011.	Split	Mgmt	With/Against	Mirror Vote
H&Q LIFE SCIENCES INVESTORS	HQL	404053100	7/8/2011	3	SHAREHOLDER PROPOSAL REGARDING ANNUAL TERMS FOR TRUSTEES, IF PROPERLY PRESENTED.	Split	Shr	With/Against	Mirror Vote
LEGG MASON	EMO	18469P100	12/12/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
LEGG MASON	GDO	95790C107	2/24/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
LEGG MASON PARTNERS CAPITAL AND INCOME	SCD	50208A102	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
LEGG MASON, INC.	LM	524901105	7/26/2011	1	ELECTION OF DIRECTORS	For	Mgmt	With
LEGG MASON, INC.	LM	524901105	7/26/2011	2	AMENDMENT AND RE-APPROVAL OF THE LEGG MASON, INC. 1996 EQUITY INCENTIVE PLAN;	For	Mgmt	With
LEGG MASON, INC.	LM	524901105	7/26/2011	3	AMENDMENT OF THE LEGG MASON, INC. ARTICLES OF INCORPORATION TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS;	For	Mgmt	With

LEGG MASON, INC.	LM	524901105	7/26/2011	4	AN ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY’S NAMED EXECUTIVE OFFICERS;	For	Mgmt	With
LEGG MASON, INC.	LM	524901105	7/26/2011	5	AN ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY’S NAMED EXECUTIVE OFFICERS;	For	Mgmt	With
LEGG MASON, INC.	LM	524901105	7/26/2011	6	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM;	For	Mgmt	With
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	1	TO APPROVE A NEW FUND MANAGEMENT AGREEMENT BETWEEN THE FUND AND ALPS ADVISORS, INC. TO BECOME EFFECTIVE UPON THE CLOSING OF THE TRANSACTION WHEREBY ALPS HOLDINGS INC. WILL MERGE WITH A WHOLLY-OWNED SUBSIDIARY OF DST SYSTEMS, INC. (THE “CLOSING”).	Split	Mgmt	With/Against	Mirror Vote
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	2A	PORTFOLIO MANAGEMENT AGREEMENT FOR FUND WITH ALPS ADVISORS, INC. & CURRENT PORTFOLIO MANAGER CORNERSTONE CAPITAL MANAGEMENT, INC.	Split	Mgmt	With/Against	Mirror Vote
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	2B	PORTFOLIO MANAGEMENT AGREEMENT FOR FUND WITH ALPS ADVISORS, INC. & CURRENT PORTFOLIO MANAGER MATRIX ASSET ADVISERS, INC.	Split	Mgmt	With/Against	Mirror Vote
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	2C	PORTFOLIO MANAGEMENT AGREEMENT FOR FUND WITH ALPS ADVISORS, INC. & CURRENT PORTFOLIO MANAGER PZENA INVESTMENT MANAGEMENT, LLC.	Split	Mgmt	With/Against	Mirror Vote
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	2D	PORTFOLIO MANAGEMENT AGREEMENT FOR FUND WITH ALPS ADVISORS, INC. & CURRENT PORTFOLIO MANAGER SCHNEIDER CAPITAL MANAGEMENT CORPORATION.	Split	Mgmt	With/Against	Mirror Vote
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	2E	PORTFOLIO MANAGEMENT AGREEMENT FOR FUND WITH ALPS ADVISORS, INC. & CURRENT PORTFOLIO MANAGER TCW INVESTMENT MANAGEMENT COMPANY.	Split	Mgmt	With/Against	Mirror Vote
LIBERTY ALL-STAR EQUITY FUND	USA	530158104	9/30/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
MACQUAIRE GLOBAL INFRASTRUCTURE TOTAL RT	MGU	55608D101	6/21/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
MACQUAIRE GLOBAL INFRASTRUCTURE TOTAL RT	MGU	55608D101	6/21/2012	2	STOCKHOLDER PROPOSAL PRESENTED UNDER THE HEADING “STOCKHOLDER PROPOSAL” IN THE ACCOMPANYING PROXY STATEMENT.	Split	Shr	With/Against	Mirror Vote
NFJ DIVIDEND, INTEREST & PREM STRAT FD	NFJ	65337H109	7/20/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN FLOATING RATE INCOME FUND	JFR	67072T108	3/14/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERED & CONVERTIBLE INCOME 2	JQC	67073D102	11/18/2011	1	TO AMEND THE FUND’S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING CONCENTRATION.	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERED & CONVERTIBLE INCOME 2	JQC	67073D102	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERRED AND CONVERTIBLE INCOME	JPC	67073B106	11/18/2011	1	TO APPROVE AN INVESTMENT SUB-ADVISORY AGREEMENT BETWEEN NUVEEN FUND ADVISORS, INC. AND NUVEEN ASSET MANAGEMENT, LLC.	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERRED AND CONVERTIBLE INCOME	JPC	67073B106	11/18/2011	2	TO APPROVE AN INVESTMENT SUB-ADVISORY AGREEMENT BETWEEN NUVEEN FUND ADVISORS, INC. AND NWQ INVESTMENT MANAGEMENT, LLC.	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERRED AND CONVERTIBLE INCOME	JPC	67073B106	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
PIMCO INCOME OPPORTUNITY FD	PKO	72202B100	4/23/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
ROYCE FOCUS TRUST, INC.	FUND	78080N108	9/22/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote

ROYCE VALUE TRUST, INC.	RVT	780910105	9/22/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
RYDEX SERIES TRUST	XLG	78355W205	1/26/2012	1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND SECURITIES INVESTORS, LLC	Split	Mgmt	With/Against	Mirror Vote
RYDEX SERIES TRUST	XLG	78355W205	1/26/2012	2	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
RYDEX SERIES TRUST	XLG	78355W205	1/26/2012	3	TO APPROVE A “MANAGER OF MANAGERS” ARRANGEMENT	Split	Mgmt	With/Against	Mirror Vote
SUNAMERICA FOCUSED ALPHA GROWTH FD INC	FGF	867037103	12/19/2011	1	APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL ASSETS OF FGF TO THE SUNAMERICA FOCUSED ALPHA GROWTH FUND (“FOCUSED ALPHA GROWTH FUND”), IN EXCHANGE FOR CLASS A SHARES OF FOCUSED ALPHA GROWTH FUND; DISTRIBUTION OF SUCH CLASS A SHARES TO HOLDERS OF FGF IN COMPLETE LIQUIDATION OF FGF; AND THE DISSOLUTION OF FGF UNDER MARYLAND LAW.	Split	Mgmt	With/Against	Mirror Vote
TCW STRATEGIC INCOME FUND, INC.	TSI	872340104	9/15/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
TCW STRATEGIC INCOME FUND, INC.	TSI	872340104	9/15/2011	2	AMENDMENT OF THE COMPANY’S INVESTMENT RESTRICTION REGARDING FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS TO PERMIT THE COMPANY TO PURCHASE AND SELL INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS.	Split	Mgmt	With/Against	Mirror Vote
TEMPLETON EMERGING MARKETS FUND	EMF	880191101	3/2/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
TEMPLETON EMERGING MARKETS FUND	EMF	880191101	3/2/2012	2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FUND FOR THE FISCAL YEAR ENDING AUGUST 31, 2012.	Split	Mgmt	With/Against	Mirror Vote
THE CENTRAL EUROPE AND RUSSIA FUND	CEE	153436100	6/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
THE CENTRAL EUROPE AND RUSSIA FUND	CEE	153436100	6/27/2012	2	TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE AND THE BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS LLP, AN INDEPENDENT PUBLIC ACCOUNTING FIRM, AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING OCTOBER 31, 2012.	Split	Mgmt	With/Against	Mirror Vote
THE CENTRAL EUROPE AND RUSSIA FUND	CEE	153436100	6/27/2012	3	IF PROPERLY PRESENTED AT THE MEETING, TO CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL TO ASK THE BOARD OF DIRECTORS TO TAKE THE STEPS NECESSARY TO ADOPT AN INTERVAL FUND STRUCTURE, WHEREBY THE FUND WOULD CONDUCT PERIODIC TENDER OFFERS AT LEAST SEMIANNUALLY FOR AT LEAST 10% OF CURRENTLY OUTSTANDING COMMON SHARES AT A PRICE OF AT LEAST 98% OF NET ASSET VALUE.	Split	Shr	With/Against	Mirror Vote
TRI-CONTINENTAL CORPORATION	TY	895436103	4/12/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
TRI-CONTINENTAL CORPORATION	TY	895436103	4/12/2012	2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE CORPORATION’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Split	Mgmt	With/Against	Mirror Vote
WELLS FARGO ADVANTAGE FUNDS	ERC	94987D101	2/13/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
WESTERN ASSET/CLAYMORE LINKED OPP & INC	WIW	95766R104	5/1/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
ADAMS EXPRESS COMPANY	ADX	006212104	3/20/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote

ADAMS EXPRESS COMPANY	ADX	006212104	3/20/2012	2	THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT PUBLIC AUDITORS.	Split	Mgmt	With/Against	Mirror Vote
AFFILIATED MANAGERS GROUP, INC.	AMG	008252108	6/18/2012	1	ELECTION OF DIRECTORS	For	Mgmt	With
AFFILIATED MANAGERS GROUP, INC.	AMG	008252108	6/18/2012	2	TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY’S NAMED EXECUTIVE OFFICERS.	For	Mgmt	With
AFFILIATED MANAGERS GROUP, INC.	AMG	008252108	6/18/2012	3	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	Mgmt	With
KAYNE ANDERSON MLP INVESTMENT CO	KYNPRD	486606403	6/13/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
KAYNE ANDERSON MLP INVESTMENT CO	KYNPRD	486606403	6/13/2012	2	THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2012.	Split	Mgmt	With/Against	Mirror Vote
KAYNE ANDERSON MLP INVESTMENT CO	KYNPRD	486606403	6/13/2012	3	THE APPROVAL OF A PROPOSAL TO AUTHORIZE THE COMPANY TO SELL SHARES OF ITS COMMON STOCK AT A NET PRICE LESS THAN THE NET ASSET VALUE PER SHARE, SUBJECT TO THE GROSS PRICE (BEFORE UNDERWRITING FEES, COMMISSIONS AND OFFERING EXPENSES) BEING ABOVE THE NET ASSET VALUE PER SHARE.	Split	Mgmt	With/Against	Mirror Vote

RiverNorth/DoubleLine Strategic Income Fund

Company Name	Ticker	CUSIP	Meeting Date	Prop #	Proposal	Vote	Proposed By	Vs. Mngmt	Notes
ALLIANCEBERNSTEIN INCOME FD	ACG	01881E101	3/29/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
APOLLO COMMERCIAL REAL ESTATE FINANCE	ARI	03762U105	5/4/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
APOLLO COMMERCIAL REAL ESTATE FINANCE	ARI	03762U105	5/4/2012	2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,2012.	Split	Mgmt	With/Against	Mirror Vote
APOLLO COMMERCIAL REAL ESTATE FINANCE	ARI	03762U105	5/4/2012	3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE 2012 PROXY STATEMENT.	Split	Mgmt	With/Against	Mirror Vote
APOLLO SENIOR FLOATING RATE, INC	AFT	037636107	5/21/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BLACKROCK PREFERRED & EQUITY ADVANTAGE	BTZ	092508100	7/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BLACKROCK PREFERRED OPPORTUNITY TRUST	BPP	09249V103	7/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BLACKSTONE FUNDS	BGX	09257D102	4/25/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BR PREFERRED & CORPORATE INCOME STRT FD	PSW	09255J101	7/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
CALAMOS CONV & HIGH INCOME FUND	CHY	12811P108	6/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
CALAMOS CONV OPPS & INCOME FUND	CHI	128117108	6/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
COLONY FINANCIAL INC	CLNY	19624R106	5/2/2012	1	ELECTION OF DIRECTORS	For	Mgmt	For
COLONY FINANCIAL INC	CLNY	19624R106	5/2/2012	2	APPROVAL OF AN ADVISORY PROPOSAL REGARDING THE COMPENSATION PAID TO COLONY FINANCIAL’S NAMED EXECUTIVE OFFICERS (THE “SAY ON PAY” PROPOSAL).	For	Mgmt	For
COLONY FINANCIAL INC	CLNY	19624R106	5/2/2012	3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Mgmt	For
DWS GLOBAL HIGH INCOME FUND, INC.	LBF	23338W104	10/17/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE FLOATING-RATE INCOME TRUST	EFT	278279104	3/23/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE FUNDS	EXD	27829M103	4/20/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE LIMITED DURATION INCOME FD	EVV	27828H105	3/16/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE SENIOR INCOME TRUST	EVF	27826S103	10/28/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
EATON VANCE SHORT DURATION DIV INCOME FD	EVG	27828V104	2/24/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
FIRST TR STRATEGIC HIGH INCOME	FHI	337347108	8/8/2011	1	TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION PURSUANT TO WHICH FIRST TRUST STRATEGIC HIGH INCOME FUND (ACQUIRED FUND) WOULD (1) TRANSFER ALL ASSETS TO FIRST TRUST STRATEGIC HIGH INCOME FUND II (ACQUIRING FUND) (2) DISTRIBUTE SUCH SHARES OF THE ACQUIRING FUND, (3) COMPLETELY LIQUIDATE, AND BE DISSOLVED, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Split	Mgmt	With/Against	Mirror Vote
FIRST TRUST/ABERDEEN GLOBAL OPP INC FD	FAM	337319107	4/18/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
FIRST TRUST/FOUR CORNERS SR FLOATING	FCT	33733U108	9/19/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GDL FD	GDL	361570104	5/14/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GENERAL AMERICAN INVESTORS COMPANY, INC.	GAMPRB	368802401	4/11/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GENERAL AMERICAN INVESTORS COMPANY, INC.	GAMPRB	368802401	4/11/2012	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS AUDITORS.	Split	Mgmt	With/Against	Mirror Vote
GUGGENHEIM FUNDS	GBAB	401664107	4/4/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
HELIOS FUNDS	HAV	42327W206	11/17/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
HELIOS FUNDS	HMH	42327Y202	11/17/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
HELIOS FUNDS	HSA	42328A203	11/17/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
ING PRIME RATE TRUST	PPR	44977W106	7/6/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
KAYNE ANDERSON MLP INVESTMENT CO	KYNPRE	486606502	6/13/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote

KAYNE ANDERSON MLP INVESTMENT CO	KYNPRE	486606502	6/13/2012	2	THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2012.	Split	Mgmt	With/Against	Mirror Vote
KAYNE ANDERSON MLP INVESTMENT CO	KYNPRE	486606502	6/13/2012	3	THE APPROVAL OF A PROPOSAL TO AUTHORIZE THE COMPANY TO SELL SHARES OF ITS COMMON STOCK AT A NET PRICE LESS THAN THE NET ASSET VALUE PER SHARE, SUBJECT TO THE GROSS PRICE (BEFORE UNDERWRITING FEES, COMMISSIONS AND OFFERING EXPENSES) BEING ABOVE THE NET ASSET VALUE PER SHARE.	Split	Mgmt	With/Against	Mirror Vote
LEGG MASON	GDO	95790C107	2/24/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
MONTGOMERY STREET INCOME SECURITIES, INC	MTS	614115103	7/14/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN FLOATING RATE INCOME FUND	JFR	67072T108	3/14/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN INVESTMENTS	JLS	670735109	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN MULTI-CURR. SHORT-TERM GOVT INC	JGT	67090N109	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERED & CONVERTIBLE INCOME 2	JQC	67073D102	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
NUVEEN PREFERRED AND CONVERTIBLE INCOME	JPC	67073B106	3/30/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
PIMCO INCOME OPPORTUNITY FD	PKO	72202B100	4/23/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
PUTNAM MASTER INTERMEDIATE INCOME TRUST	PIM	746909100	1/26/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
PUTNAM PREMIER INCOME TRUST	PPT	746853100	1/26/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
PYXIS FUNDS	HCF	74734W107	6/3/2011	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
TORTOISE ENERGY CAPITAL CORP.	TYYPRB	89147U503	5/24/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
TORTOISE ENERGY CAPITAL CORP.	TYYPRB	89147U503	5/24/2012	2	APPROVAL FOR THE COMPANY, WITH THE APPROVAL OF ITS BOARD OF DIRECTORS, TO SELL OR OTHERWISE ISSUE SHARES OF ITS COMMON STOCK AT A PRICE BELOW ITS THEN CURRENT NET ASSET VALUE PER SHARE SUBJECT TO THE LIMITATIONS SET FORTH IN THE PROXY STATEMENT FOR THE 2012 ANNUAL MEETING OF STOCKHOLDERS.	Split	Mgmt	With/Against	Mirror Vote
TORTOISE ENERGY CAPITAL CORP.	TYYPRB	89147U503	5/24/2012	3	RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2012.	Split	Mgmt	With/Against	Mirror Vote
WELLS FARGO ADVANTAGE FUNDS	ERC	94987D101	2/13/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
WESTERN ASSET INFLATION MANAGEMENT FUND	IMF	95766U107	4/27/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
WESTERN ASSET INFLATION MANAGEMENT FUND	IMF	95766U107	4/27/2012	2	A STOCKHOLDER PROPOSAL TO TERMINATE THE EXISTING INVESTMENT MANAGEMENT AGREEMENT.	Split	Shr	With/Against	Mirror Vote
WESTERN ASSET/CLAYMORE LINKED OPP & INC	WIW	95766R104	5/1/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
WESTERN ASSET/CLAYMORE LINKED SEC & INC	WIA	95766Q106	5/1/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
GDL FD	GDL PRB	361570104	5/14/2012	1	ELECTION OF DIRECTORS	Split	Mgmt	With/Against	Mirror Vote
BTA Bank JSC, Almaty		XS0532988770	3/21/2012	1	ELECTION OF DIRECTORS	DNV	Mgmt	N/A	Did Not Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By (Signature and Title):	/s/ Patrick W. Galley
Patrick W. Galley, President

Date: August 31, 2012